AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.4%			Western Alliance Bancorp.	23,124	$1,004,044
Communication Services - 3.2%			Total Financials		9,179,926
AMC Networks, Inc. , Class A *,1	21,853	$1,059,871	Health Care - 15.3%
The Interpublic Group of Cos., Inc.	45,672	907,959	Agilent Technologies, Inc.	17,407	1,237,812
Omnicom Group, Inc.	15,187	1,155,123	Bruker Corp.	30,135	1,300,928
Total Communication Services		3,122,953	Charles River Laboratories International, Inc. *	8,638	1,133,306
Consumer Discretionary - 18.2%			Horizon Therapeutics PLC *	35,520	981,418
AutoZone, Inc.*	1,098	1,209,656	Incyte Corp.*	15,680	1,282,937
Best Buy Co., Inc.	16,114	1,025,656	Jazz Pharmaceuticals PLC (Ireland) *	8,058	1,032,633
BorgWarner, Inc.	26,484	864,173	McKesson Corp.	7,113	983,514
Choice Hotels International, Inc.	15,614	1,420,562	Molina Healthcare, Inc.*	7,675	999,899
Darden Restaurants, Inc.	12,561	1,519,630	PerkinElmer, Inc.	12,551	1,037,968
Expedia Group, Inc.	7,530	979,653	PRA Health Sciences, Inc.*	11,172	1,104,240
H&R Block, Inc.[1]	37,380	905,344	Premier, Inc., Class A*	29,346	1,034,740
Hilton Worldwide Holdings, Inc.	10,573	976,628	Veeva Systems, Inc. , Class A *	10,141	1,626,413
Kontoor Brands, Inc. *,1	33,040	1,131,290	Waters Corp. *	5,419	1,148,232
Lear Corp.	8,130	912,674	Total Health Care		14,904,040
Lennar Corp., Class A	17,965	916,215	Industrials - 13.4%
Lululemon Athletica, Inc. (Canada) *	6,971	1,287,334	Allison Transmission Holdings, Inc.	29,554	1,313,084
PulteGroup, Inc.	40,242	1,360,179	Carlisle Cos., Inc.	6,910	1,001,674
Ross Stores, Inc.	15,599	1,653,650	Cummins, Inc.	6,636	990,556
Thor Industries, Inc. [1]	11,674	535,953	Expeditors International of Washington, Inc.	16,430	1,168,173
Under Armour, Inc. , Class C *	56,758	960,345	HEICO Corp.	6,700	969,289
Total Consumer Discretionary		17,658,942	Hubbell, Inc.	7,570	992,730
Consumer Staples - 7.3%			L3Harris Technologies, Inc.	6,195	1,309,685
Campbell Soup Co.	22,592	1,016,640	Landstar System, Inc.	12,146	1,354,522
Church & Dwight Co., Inc.	17,831	1,422,557	Masco Corp.	26,993	1,099,425
Herbalife Nutrition, Ltd.*,1	22,107	761,144	Robert Half International, Inc.	17,652	943,852
The Hershey Co.	7,600	1,204,448	United Airlines Holdings, Inc. *	11,550	973,780
Keurig Dr Pepper, Inc. [1]	35,340	964,075	WW Grainger, Inc.	3,470	949,566
Nu Skin Enterprises, Inc., Class A	19,138	777,386	Total Industrials		13,066,336
Sysco Corp.	13,135	976,325	Information Technology - 26.5%
Total Consumer Staples		7,122,575	Arista Networks, Inc. *	5,990	1,357,454
Financials - 9.4%			Booz Allen Hamilton Holding Corp.	16,262	1,227,944
Ameriprise Financial, Inc.	8,688	1,120,578	Broadridge Financial Solutions, Inc.	12,510	1,619,294
Arch Capital Group, Ltd. (Bermuda) *	24,771	978,454	Cadence Design Systems, Inc. *	24,671	1,689,470
Credit Acceptance Corp. *	2,130	964,145	Citrix Systems, Inc.	13,918	1,294,096
Discover Financial Services	12,890	1,030,813	Dell Technologies, Inc., Class C *	20,223	1,042,091
Evercore, Inc. , Class A	10,743	856,862	Entegris, Inc.	22,813	977,081
OneMain Holdings, Inc.	35,091	1,258,012	F5 Networks, Inc.*	7,111	915,399
SEI Investments Co.	12,818	737,163	Fortinet, Inc. *	20,946	1,658,504
Synchrony Financial	38,373	1,229,855	Keysight Technologies, Inc. *	7,579	734,102
			KLA Corp.	8,356	1,235,852

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 26.5%			Short-Term Investments - 2.7%
(continued)			Other Investment Companies - 2.7%
Motorola Solutions, Inc.	6,751	$1,221,323	Dreyfus Government Cash Management Fund,
ON Semiconductor Corp.*	50,198	893,524	Institutional Shares, 2.00% [2]	885,523	$885,523
Palo Alto Networks, Inc. *	5,313	1,081,833	Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
Paychex, Inc.	17,911	1,463,329	2.06% [2]	885,523	885,523
Teradyne, Inc.	27,386	1,450,637
			JPMorgan U.S. Government Money Market Fund,
Ubiquiti, Inc.	11,429	1,263,019	IM Shares, 2.06%[2]	912,358	912,358
VeriSign, Inc.*	8,324	1,696,847	Total Short-Term Investments
Xilinx, Inc.	12,746	1,326,349	(Cost $2,683,404)		2,683,404
Zebra Technologies Corp., Class A *	7,832	1,605,795	Total Investments - 99.1%
			(Cost $86,327,682)		96,538,257
Total Information Technology		25,753,943
			Other Assets, less Liabilities - 0.9%		862,406
Real Estate - 1.6%
CBRE Group, Inc., Class A*	30,368	1,587,335	Net Assets - 100.0%		$97,400,663
Utilities - 1.5%
NRG Energy, Inc.	40,077	1,458,803
Total Common Stocks
(Cost $83,644,278)		93,854,853

* Non-income producing security.			[2] Yield shown represents the August 31, 2019, seven day average yield, which refers to
[1] Some of these securities, amounting to $4,161,354 or 4.3% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			percentage.
See Notes to Schedules of Portfolio of Investments.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$93,854,853	—	—	$93,854,853
Short-Term Investments
Other Investment Companies	2,683,404	—	—	2,683,404
Total Investments in Securities	$96,538,257	—	—	$96,538,257

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended August 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.8%			CareDx, Inc.*	49,811	$1,136,687
Communication Services - 1.8%			Champions Oncology, Inc.*	195,726	1,056,920
QuinStreet, Inc. *	102,537	$1,174,048	Coherus Biosciences, Inc.*,1	102,868	2,282,641
TechTarget, Inc.*	72,005	1,709,399	Fluidigm Corp. *	202,325	1,128,974
Total Communication Services		2,883,447	Harrow Health, Inc. *	210,764	1,127,587
Consumer Discretionary - 5.8%			HealthStream, Inc.*	94,798	2,395,546
Century Communities, Inc. *,1	62,130	1,750,824	iRadimed Corp. *,1	93,138	1,786,387
Crocs, Inc.*,1	102,950	2,295,785	The Joint Corp.*	113,460	1,903,859
Lindblad Expeditions Holdings, Inc. *	90,717	1,692,779	Lantheus Holdings, Inc.*	74,111	1,612,655
Malibu Boats, Inc. , Class A *	18,462	513,613	Mesa Laboratories, Inc.	6,980	1,544,185
Monarch Casino & Resort, Inc. *	36,532	1,621,290	MTBC, Inc.*	282,207	1,261,465
RTW RetailWinds, Inc. *	185,929	187,788	OptimizeRx Corp. *	77,688	1,274,860
Ruth's Hospitality Group, Inc.	71,893	1,398,319	R1 RCM, Inc.*	172,364	2,009,764
Total Consumer Discretionary		9,460,398	RadNet, Inc.*	180,056	2,504,579
Consumer Staples - 3.9%			Recro Pharma, Inc.*	98,385	1,157,008
Calavo Growers, Inc. [1]	24,275	2,151,979	STAAR Surgical Co.*,1	69,766	2,100,654
The Chefs' Warehouse, Inc. *	54,242	2,092,656	Tabula Rasa HealthCare, Inc. *,1	36,243	2,058,602
Turning Point Brands, Inc. [1]	59,490	2,132,717	US Physical Therapy, Inc.	19,519	2,606,177
Total Consumer Staples		6,377,352	Vanda Pharmaceuticals, Inc.*	133,052	1,874,703
Energy - 2.8%			Veracyte, Inc.*	86,350	2,288,275
Dorian LPG, Ltd.*	122,091	1,268,525	Vocera Communications, Inc.*,1	31,084	713,378
Profire Energy, Inc. *	513,777	786,079	Zynex, Inc.[1]	183,643	1,641,768
Solaris Oilfield Infrastructure, Inc., Class A [1]	106,748	1,467,785	Total Health Care		47,653,570
Vertex Energy, Inc. *	743,921	974,537	Industrials - 17.0%
Total Energy		4,496,926	BG Staffing, Inc.	131,667	2,467,440
Financials - 9.3%			Blue Bird Corp.*	103,554	1,888,825
Blucora, Inc. *	76,572	1,728,996	CECO Environmental Corp.*	172,191	1,196,727
Bryn Mawr Bank Corp.	50,089	1,708,035	Construction Partners, Inc. , Class A *	116,429	1,919,914
Enova International, Inc. *	87,420	2,089,338	CRA International, Inc.	48,983	1,904,949
NMI Holdings, Inc., Class A*	98,509	2,791,745	Douglas Dynamics, Inc.	54,428	2,272,913
PCB Bancorp.	53,658	883,747	Energy Recovery, Inc.*,1	143,445	1,387,113
Preferred Bank	35,480	1,772,581	Heritage-Crystal Clean, Inc. *	89,063	2,182,044
Pzena Investment Management, Inc. , Class A	121,629	988,844	Kadant, Inc.	20,183	1,660,859
Silvercrest Asset Management Group, Inc. ,			Kforce, Inc.	47,812	1,555,803
Class A	115,875	1,514,486	Mesa Air Group, Inc.*	168,759	1,090,183
Veritex Holdings, Inc.	67,911	1,602,699	NV5 Global, Inc. *,1	21,194	1,308,306
Total Financials		15,080,471
			PGT Innovations, Inc.*	111,518	1,784,288
Health Care - 29.3%
			Rush Enterprises, Inc. , Class A	44,940	1,622,783
Addus HomeCare Corp.*	25,827	2,272,259
			SP Plus Corp.*	49,625	1,712,559
ANI Pharmaceuticals, Inc. *	29,737	1,947,774
			Willdan Group, Inc.*,1	44,423	1,605,891
BioDelivery Sciences International, Inc. *	378,436	1,623,490
			Total Industrials		27,560,597
BioLife Solutions, Inc. *	139,592	2,888,159
			Information Technology - 20.9%
BioSpecifics Technologies Corp. *	26,420	1,455,214
			Adesto Technologies Corp.*	206,179	2,103,026

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value
Information Technology - 20.9%			Short	-Term Investments - 6.0%
(continued)				Joint Repurchase Agreements - 3.7%[2]
Agilysys, Inc. *	76,934	$2,096,452
				Bank of Montreal, dated 08/30/19, due 09/03/19,
Airgain, Inc. *	135,205	1,518,352		2.170% total to be received $1,428,195
American Software, Inc. , Class A	121,444	1,913,958		(collateralized by various U.S. Government
				Agency Obligations and U.S. Treasuries,
Avid Technology, Inc. *	176,287	1,315,101
				0.000% - 5.500%, 01/02/20 - 05/20/68,
Clearfield, Inc. *	59,990	641,293		totaling $1,456,408)	$1,427,851	$1,427,851
CyberOptics Corp. *	82,048	1,122,417		Bank of Nova Scotia, dated 08/30/19, due
Everi Holdings, Inc. *	162,768	1,455,146		09/03/19, 2.170% total to be received
				$1,428,195 (collateralized by various
The Hackett Group, Inc.	110,664	1,785,010		U. S. Government Agency Obligations, 2.500% -
I3 Verticals, Inc. , Class A *	60,984	1,379,458		5.500%, 09/01/24 - 08/20/49, totaling
International Money Express, Inc. *	123,048	1,604,546		$1,456,759)	1,427,851	1,427,851
Lantronix, Inc. *	342,070	1,121,990		Barclays Capital, Inc. , dated 08/30/19, due
				09/03/19, 2.150% total to be received $300,305
Model N, Inc.*	63,592	1,820,639		(collateralized by various U.S. Treasuries,
Napco Security Technologies, Inc. *	48,955	1,687,968		3.000% - 3.125%, 05/15/45 - 05/15/48, totaling
				$306,238)	300,233	300,233
Paysign, Inc. *,1	118,860	1,579,649
				Citigroup Global Markets, Inc. , dated 08/30/19,
PC-Tel, Inc.	186,381	1,271,118		due 09/03/19, 2.180% total to be received
Perficient, Inc.*	47,070	1,734,059		$1,428,197 (collateralized by various
Rudolph Technologies, Inc.*	79,621	1,750,866		U. S. Government Agency Obligations and
				U. S. Treasuries, 0.000% - 9.500%, 09/16/19 -
TTEC Holdings, Inc.	37,084	1,739,610		02/01/57, totaling $1,456,408)	1,427,851	1,427,851
Upland Software, Inc. *,1	57,993	2,203,734		Royal Bank of Canada, dated 08/30/19, due
Zix Corp.*	279,751	2,056,170		09/03/19, 2.160% total to be received
Total Information Technology		33,900,562		$1,428,194 (collateralized by various
				U. S. Government Agency Obligations, 2.598% -
Materials - 1.3%				4.500%, 06/01/43 - 05/01/49, totaling
Flexible Solutions International, Inc. (Canada)	206,579	520,558		$1,456,408)	1,427,851	1,427,851
UFP Technologies, Inc.*	39,292	1,641,620		Total Joint Repurchase Agreements		6,011,637
Total Materials		2,162,178			Shares
Real Estate - 3.7%				Other Investment Companies - 2.3%
Clipper Realty, Inc. , REIT	135,333	1,480,543		Dreyfus Government Cash Management Fund,
NexPoint Residential Trust, Inc. , REIT	44,000	2,041,600		Institutional Shares, 2.00% [3]	1,211,016	1,211,016
UMH Properties, Inc. , REIT	190,309	2,447,374		Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
Total Real Estate		5,969,517		2.06% [3]	1,211,016	1,211,016
Utilities - 2.0%
				JPMorgan U.S. Government Money Market Fund,
Pure Cycle Corp.*	176,472	1,914,721		IM Shares, 2.06%[3]	1,247,713	1,247,713
The York Water Co.	37,856	1,413,543		Total Other Investment Companies		3,669,745
Total Utilities		3,328,264		Total Short-Term Investments
Total Common Stocks				(Cost $9,681,382)		9,681,382
(Cost $162,847,567)		158,873,282		Total Investments - 103.8%
				(Cost $172,528,949)		168,554,664
				Other Assets, less Liabilities - (3.8)%		(6,189,059)
				Net Assets - 100.0%		$162,365,605

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[3] Yield shown represents the August 31, 2019, seven day average yield, which refers to
[1] Some of these securities, amounting to $20,773,814 or 12.8% of net assets, were out on	the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See Notes to Schedules of Portfolio of Investments.	REIT Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$158,873,282	—	—	$158,873,282
Short-Term Investments
Joint Repurchase Agreements	—	$6,011,637	—	6,011,637
Other Investment Companies	3,669,745	—	—	3,669,745
Total Investments in Securities	$162,543,027	$6,011,637	—	$168,554,664

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended August 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at August 31, 2019, were as follows:

		Cash	Securities Total
	Securities	Collateral	Collateral Collateral
Fund	Loaned	Received Received Received
AMG Managers Cadence Mid Cap Fund	$4,161,354	—	$5,383,693	$5,383,693
AMG Managers Cadence Emerging Companies Fund	20,773,814	$6,011,637	15,678,690	21,690,327

Additionally, AMG Managers Cadence Mid Cap Fund sold a security for $1,148,479, which was still out on loan as of August 31, 2019.
The following table summarizes the securities received as collateral for securities lending at August 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG Managers Cadence Mid Cap Fund	U.S. Treasury Obligations	0.000%-8.750% 09/19/19-02/15/49
AMG Managers Cadence Emerging Companies Fund	U.S. Treasury Obligations	0.000%-8.750%	09/12/19-02/15/49